Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity File Number	001-37521
Entity Registrant Name	INTEC PHARMA LTD.
Entity Central Index Key	0001638381
L3	L3
Entity Address, Address Line One	12 Hartom St.
Entity Address, Address Line Two	Har Hotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777512
City Area Code	972
Local Phone Number	2-586-4657
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	NTEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false